Intangibles - (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Changes in intangibles
Balance at beginning of year	$ 8,499	$ 7,962
Additions	77	740
Disposals	(3)	(12)
Amortization	(105)	(177)
Translation adjustment	(1,762)	129
Balance at end of year	6,706	8,642
Goodwill
Changes in intangibles
Balance at beginning of year	3,629	3,653
Translation adjustment	(514)	87
Balance at end of year	3,115	3,740
Concessions
Changes in intangibles
Balance at beginning of year	3,970	4,061
Additions	69	217
Disposals	(3)	(12)
Amortization	(92)	(137)
Translation adjustment	(1,042)	46
Balance at end of year	2,902	4,175
Contract right
Changes in intangibles
Balance at beginning of year	140	137
Amortization	(1)	(1)
Translation adjustment	(11)	5
Balance at end of year	128	141
Software
Changes in intangibles
Balance at beginning of year	76	111
Additions	8	26
Amortization	(12)	(39)
Translation adjustment	(14)	3
Balance at end of year	58	101
Research and development project and patents
Changes in intangibles
Balance at beginning of year	684
Additions		497
Translation adjustment	(181)	(12)
Balance at end of year	503	485
Carrying amount
Changes in intangibles
Balance at end of year	8,316	10,676
Carrying amount | Goodwill
Changes in intangibles
Balance at end of year	3,115	3,740
Carrying amount | Concessions
Changes in intangibles
Balance at end of year	3,792	5,253
Carrying amount | Contract right
Changes in intangibles
Balance at end of year	223	214
Carrying amount | Software
Changes in intangibles
Balance at end of year	683	984
Carrying amount | Research and development project and patents
Changes in intangibles
Balance at end of year	503	485
Accumulated amortization
Changes in intangibles
Balance at end of year	(1,610)	(2,034)
Accumulated amortization | Concessions
Changes in intangibles
Balance at end of year	(890)	(1,078)
Accumulated amortization | Contract right
Changes in intangibles
Balance at end of year	(95)	(73)
Accumulated amortization | Software
Changes in intangibles
Balance at end of year	$ (625)	$ (883)